Note 2 - Significant Accounting Policies (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Transaction Loss, before Tax (in Dollars)	$ 48	$ 154
Provision for Doubtful Accounts (in Dollars)	256		160
Depreciation (in Dollars)	11,458	25,327	32,376
Other Employee Related Liabilities, Current (in Dollars)	11	64
Number of Reportable Segments	1		2
Vessels [Member]
Property, Plant and Equipment, Useful Life	25 years
Trade Accounts Receivable [Member]
Provision for Doubtful Accounts (in Dollars)	576	1,187
Chief Executive Officer [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	147,244
Property Subject to Operating Lease [Member] | Accelerated Depreciation [Member]
Depreciation (in Dollars)	$ 621	$ 931	$ 565
Minimum [Member]
Commission Paid as a Percentage of Daily Charter Hire Rate	1.25%
Related Parties Beneficial Ownership Percentage	10.00%
Maximum [Member]
Commission Paid as a Percentage of Daily Charter Hire Rate	7.50%